Angel Oak Mortgage Trust 2025-4 ABS 15G

Exhibit 99.36

Data Compare
Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
XXX	2025040271		Subject Property Type	XXX	XXX			The Appraisal dated XXX reflects Subject Property Type as XXX.	Initial
XXX	2025040173		Original Note Doc Date	XXX	XXX	XXX (Days)		The Note reflects Original Note Doc Date as XXX.	Initial
XXX	2025040172		Original Note Doc Date	XXX	XXX	XXX (Days)		The Note reflects Original Note Doc Date as XXX.	Initial